Defiance Daily Target 2X Long ONDS ETF

Schedule of Investments

July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 40.8%
Money Market Funds - 4.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	1,427,987	$1,427,987

U.S. Treasury Bills - 36.1%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	11,120,000	11,093,312

TOTAL SHORT-TERM INVESTMENTS (Cost $12,518,633)		12,521,299

TOTAL INVESTMENTS - 40.8% (Cost $12,518,633)		$12,521,299
Other Assets in Excess of Liabilities - 59.2%		18,164,751
TOTAL NET ASSETS - 100.0%		$30,686,050

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long ONDS ETF

Schedule of Total Return Swaps Contracts

July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 1.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Ondas Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 25.00%	Termination(d)	09/08/2028	$6,945,409	$27,997
Ondas Holdings, Inc.	Clear Street LLC	Receive	OBFR + 15.00%	Termination(b)	02/08/2028	8,095,342	257,071
Ondas Holdings, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 15.00%	Termination(b)	06/01/2033	7,639,800	(35,774)
Ondas Holdings, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(f)	12/28/2028	8,613,500	840,245
Ondas Holdings, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 31.00%	Termination(a)	04/11/2031	12,133,800	(290,042)
Ondas Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(e)	01/31/2033	9,399,950	(353,160)
Ondas Holdings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 28.00%	Termination(c)	03/30/2033	8,351,350	(103,473)
							342,864

Net Unrealized Appreciation (Depreciation)							342,864

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.